SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Share Option Activity
A summary of the share option activity as of December 31, 2016, 2017 and 2018 is as follows:

	Year ended December 31, 2016				Year ended December 31, 2017				Year ended December 31, 2018
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		RMB		RMB		RMB		RMB		RMB		RMB

Outstanding at beginning of year	387,350	3.08	2.59	3,836	256,617	3.30	2.84	4,499	253,816	3.09	1.86	1,186
Granted	-	-	-	-	-	-	-	-	-	-	-	-
Exercised	-	-	-	-	-	-	-	-	-	-	-	-
Forfeited or expired	(130,733)	3.30	-	-	(2,801)	3.09	-	-	-	-	-	-
Converted	-	-	-	-	-	-	-	-	(253,816)	3.09	-	-
Outstanding at end of year	256,617	3.30	2.84	4,499	253,816	3.09	1.86	1,186	-	-	-	-
Exercisable at end of year	256,617	3.30	2.84	4,499	253,816	3.09	1.86	1,186	-	-	-	-
Expected to be vested	-	-	-	-	-	-	-	-	-	-	-	-

Schedule of restricted stock awards activities
A summary of the restricted stock awards as of December 31, 2017 and 2018 is as follows:

	Year ended December 31, 2017
	Shares	Grant-date fair value	Weighted Average Remaining Contractual Term
		RMB
Outstanding at beginning of year	415,521	22.28	1.89
Granted	-	-	-
Issued	(216,259)	21.25	-
Forfeited or expired	(2,625)	20.36	1.47
Outstanding at end of year	196,637	20.50	1.29
Shares vested but not issued at end of year	49,500	21.44	-

	Year ended December 31, 2018
	Shares	Grant-date fair value	Weighted Average Remaining Contractual Term
		RMB
Outstanding at beginning of year	196,637	20.50	1.29
Granted	493,059	18.56	3.90
Issued	(409,350)	19.40	-
Forfeited or expired	(7,027)	21.51	2.11
Outstanding at end of year	273,319	19.31	3.01
Shares vested but not issued at end of year	34,962	22.51	-